Supplementary cash flow information - Non-cash Investing and Financing Activities (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 20, 2022	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Statement Of Cash Flows [Line Items]
Change in current liabilities relating to mineral property expenditures			$ 1,956	$ 8,762
Interest on loan to non-controlling interest			4,116	3,746
Share-based payments, capitalized to mineral property interests			1,036	2,124
Foreign exchange losses			(10,054)	(5,895)
Share consideration received on disposal of Kiaka Project (Note 8)			0	20,530
Change in accrued distributions to non-controlling interests				(5,033)
Oklo Resources Limited
Statement Of Cash Flows [Line Items]
Shares issued on acquisition of Oklo Resources Limited (Note 8)			35,658	0
Disposal Group, Disposed By Sale, Not Discontinued Operations | Ondundu, Property
Statement Of Cash Flows [Line Items]
Share consideration received on sale of Ondundu Property (Note 8)			6,955	0
Consideration to be received in cash or shares	$ 2,500		3,850	0
Share consideration received on disposal of Kiaka Project (Note 8)	$ (7,000)
Disposal Group, Disposed By Sale, Not Discontinued Operations | Kiaka Project
Statement Of Cash Flows [Line Items]
Consideration to be received in cash or shares		$ 45,000	0	41,239
Royalty Interest		18,488	0	18,488
Disposal Group, Disposed By Sale, Not Discontinued Operations | Toega Project
Statement Of Cash Flows [Line Items]
Royalty Interest		2,599	0	2,599
Tax guarantee receivable		$ 1,858	0	1,858
BeMetals
Statement Of Cash Flows [Line Items]
Share consideration on Kronk sale			0	4,741
Fekola Equipment Loan Facility
Statement Of Cash Flows [Line Items]
Foreign exchange losses			$ 2,716	$ 4,145